LEASE - Supplemental cash flow information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LEASE
Cash payments for operating leases	$ 533,803	$ 326,125	$ 515,147
Right-of-use assets obtained in exchange for operating lease liabilities		$ 19,701	$ 907,952